Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders Equity [Abstract]
Shareholders' Equity

13. Stockholders’ Equity

The Company is authorized to issue 50,000 shares of ordinary shares with $1 par value. In August 2021, the Company increased its authorized shares from 50,000 shares to 1,000,000,000 shares, including 800,000,000 ordinary shares and 200,000,000 preferred shares. The par value is also change from $1.00 to $0.00002 per share.

On March 24, 2020, the Company issued 510 shares of ordinary shares to Ruo Hong, Chen and issued 490 shares to Son I Tam. On April 8, 2021, Son I Tam acquired 510 ordinary shares from Ruo Hong, Chen.

On April 8, 2021, Son I Tam acquired 510 ordinary shares from Ruo Hong, Chen.

On April 23, 2021, the Company changed its name to Epsium Enterprise Limited.

On May 17, 2021, Epsium BVI purchased 8,000 shares of Epsium HK from Mr. Chi Long Lou by paying HK$ 8,000. On May 17, 2021, Mr. Son I, Tam who is the CEO of the Company purchased 1,900 shares of Epsium HK from Mr. Chi Long Lou by paying HK$ 2,000. After the purchases, Epsium BVI owns 80% of Epsium HK, Mr. Son I, Tam owns 19% of Epsium HK, and Mr. Chi Long Lou owns 1% of Epsium HK. The Company and its subsidiaries are considered under common control. The combination the Company and its subsidiaries are considered under common control. The method used to present a common-control transaction that results in a change in the reporting entity is pooling of interests. A pooling of interests was a method of accounting for a merger of the businesses. The assets and liabilities and operations of the businesses were combined at their historical carrying amounts, and all historical periods were adjusted as if the businesses had always been combined. Similarly, in a common-control transaction, the receiving entity retrospectively adjusts its financial statements to include the transferred net assets and any related operations for all periods for which the entities or net assets were under common control.

On August 26, 2021, the previously issued 1,000 ordinary shares were cancelled and the Company re-issued a total of 50,000,000 ordinary shares to founder. On August 26, 2021, the Company issued additional 4,000,000 ordinary shares to Son I Tam, our CEO, Chairman and principal shareholder, for a total of $80, at par value for each share. The transaction was not registered under the Securities Act of 1933, as amended, in reliance on an exemption from registration set forth in Section 4(a)(2) thereof.

From September 8 to September 16, 2021, we entered into subscription agreements and registration rights agreements, pursuant to which we sold through Regulation S offerings a total of 6,002,670 ordinary shares to 75 shareholders, at a price of $0.02 per share, for an aggregate purchase price of $120,053. The transactions were not registered under the Securities Act in reliance on an exemption from registration set forth in Regulation S promulgated hereunder as a transaction by the Company not involving any public offering, because the securities were sold in an offshore transaction by a foreign issuer, to foreign investors, not using any directed selling efforts in the United States. These securities may not be offered or sold in the United States in the absence of an effective registration statement or an exemption from the registration requirements under the Securities Act.

On February 8, 2024, pursuant to the written resolutions signed by all the directors of the Company, the Company accepted the surrender of shares by each shareholder of the Company (the “Share Surrender”) and approved the cancellation of the surrendered shares (the “Share Cancellation”) such that following the Share Surrender and Share Cancellation, the total number of issued shares held by each shareholder of the Company will be reduced to 20% (or 1/5) of such shareholder’s shareholding before the Share Surrender. As a result of the Share Surrender and the Share Cancellation, the total number of issued shares of the Company reduced from 60,002,670 ordinary shares to 12,000,534 ordinary shares, with a par value of $0.00002 per share. The maximum number of shares which the Company is authorized to issue and the par value of each share both remain unchanged following the Share Surrender and the Share Cancellation.

On February 8, 2024, 7 shareholders surrendered 48,002,136 shares back to the Company for cancellation for no consideration. (the “Share Surrender and Share Cancellation”). The maximum number of shares which the Company is authorized to issue and the par value of each share both remain unchanged following the Share Surrender and the Share Cancellation. All shares outstanding were retroactively restated for the effect of Share Surrender.

12,000,534 and 12,000,534 ordinary shares were issued and outstanding as of December 31, 2024 and 2023, respectively.